Discontinued Operations - Additional Information (Detail) (Weyerhaeuser [Member], USD $) In Millions, unless otherwise specified	0 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2013	Dec. 31, 2013	Dec. 31, 2014
Weyerhaeuser [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Date of Acquisition			Oct. 31, 2013
Payments to acquire businesses	$ 3.6
Net gain on transaction		$ 1.9